Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000011391 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	$ 10,000		$ 10,485	$ 10,583	$ 10,358	$ 11,350	$ 12,130	$ 12,200	$ 10,210	$ 10,272	$ 11,462	$ 11,780
C000052631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,544	10,711	10,552	11,639	12,522	12,687	10,677	10,814	12,148	12,580
C000037620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000037618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		10,531	10,676	10,495	11,551	12,400	12,526	10,527	10,638	11,923	12,308
C000011387 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000052630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,515	10,634	10,447	11,471	12,305	12,411	10,405	10,508	11,758	12,118
C000011390 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,547	10,698	10,533	11,610	12,482	12,638	10,628	10,767	12,073	12,494
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,519	$ 10,527	$ 10,399	$ 11,470	$ 12,271	$ 12,161	$ 10,385	$ 10,452	$ 11,661	$ 11,998